Consolidated statements of changes in equity - EUR (€) € in Thousands	Treasury shares	Other Reserves	Accumulated losses	Total	Non-controlling interests	Total
Opening balance at Dec. 31, 2022	€ (25,023)	€ 762,961	€ (442,618)	€ 295,320	€ 5,486	€ 300,806
Comprehensive loss
Loss for the year			(129,313)	(129,313)	(16,940)	(146,253)	[1]
Currency translation difference		3,333		3,333	776	4,109
Net actuarial gains (losses) from defined benefit plans		(761)		(761)	(490)	(1,251)
Total comprehensive loss for the year		2,572	(129,313)	(126,741)	(16,654)	(143,395)
Transactions with owners
Repurchase of ordinary shares	25,023	(25,023)
Issuance of Ordinary Shares	(65,405)	65,405
Employee share-based compensation		2,749		2,749		2,749
Capital contribution from non-controlling interests					5,645	5,645
Changes in ownership interest in subsidiaries without change of control		(1,987)		(1,987)	1,810	(177)
Total transactions with owners	(40,382)	41,144		762	7,455	8,217
Closing balance at Dec. 31, 2023	(65,405)	806,677	(571,931)	169,341	(3,713)	165,628
Comprehensive loss
Loss for the year			(165,255)	(165,255)	(24,040)	(189,295)	[1]
Currency translation difference		(8,007)		(8,007)	(1,444)	(9,451)
Net actuarial gains (losses) from defined benefit plans		45		45	7	52
Total comprehensive loss for the year		(7,962)	(165,255)	(173,217)	(25,477)	(198,694)
Transactions with owners
Repurchase of ordinary shares	18,829	(18,829)
Employee share-based compensation		551		551		551
Capital contribution from non-controlling interests					5	5
Others		(1,081)		(1,081)	680	(401)
Total transactions with owners	18,829	(19,359)		(530)	685	155
Closing balance at Dec. 31, 2024	(46,576)	779,356	(737,186)	(4,406)	(28,505)	(32,911)
Comprehensive loss
Loss for the year			(238,494)	(238,494)	(24,851)	(263,345)
Currency translation difference		13,497		13,497	2,320	15,817
Net actuarial gains (losses) from defined benefit plans		335		335	109	444
Total comprehensive loss for the year		13,832	(238,494)	(224,662)	(22,422)	(247,084)
Transactions with owners
Repurchase of ordinary shares	46,576	(47,245)		(669)		(669)
Employee share-based compensation		184		184		184
Changes in ownership interest in subsidiaries without change of control		(18,580)		(18,580)	17,389	(1,191)
Total transactions with owners	€ 46,576	(65,641)		(19,065)	17,389	(1,676)
Closing balance at Dec. 31, 2025		€ 727,547	€ (975,680)	€ (248,133)	€ (33,538)	€ (281,671)

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).